Payroll, staff and employee benefits obligations - Payroll and staff (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) employee	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee
Personnel expenses
Wages and salaries (including social charges) | $	$ 9,973	$ 9,460	$ 9,210
Group employees
Total	101,513	102,887	102,579
France
Group employees
Management	15,067	15,101	14,675
Other	20,357	20,779	20,831
International
Group employees
Management	20,504	20,318	19,470
Other	45,585	46,689	47,603